Borrowings - Schedule of Analysis of Borrowings by Currency (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings	£ 39,730	£ 43,139
Borrowings net, derivative instruments adjustment	39,636	42,966
Cross-currency swaps
Disclosure Of Detailed Information About Borrowings [Line Items]
Effect of derivative financial instruments	(96)	(179)
– forward foreign currency contracts
Disclosure Of Detailed Information About Borrowings [Line Items]
Effect of derivative financial instruments	2	6
Functional currency
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings	32,215	33,438
Borrowings net, derivative instruments adjustment	33,372	35,754
Functional currency | Cross-currency swaps
Disclosure Of Detailed Information About Borrowings [Line Items]
Effect of derivative financial instruments	1,214	2,356
Functional currency | – forward foreign currency contracts
Disclosure Of Detailed Information About Borrowings [Line Items]
Effect of derivative financial instruments	(57)	(40)
US dollar
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings	3,656	3,383
Borrowings net, derivative instruments adjustment	2,313	2,385
US dollar | Cross-currency swaps
Disclosure Of Detailed Information About Borrowings [Line Items]
Effect of derivative financial instruments	(451)	0
US dollar | – forward foreign currency contracts
Disclosure Of Detailed Information About Borrowings [Line Items]
Effect of derivative financial instruments	(892)	(998)
UK sterling
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings	302	452
Borrowings net, derivative instruments adjustment	2	2
UK sterling | Cross-currency swaps
Disclosure Of Detailed Information About Borrowings [Line Items]
Effect of derivative financial instruments	(300)	(450)
UK sterling | – forward foreign currency contracts
Disclosure Of Detailed Information About Borrowings [Line Items]
Effect of derivative financial instruments	0	0
Euro
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings	3,301	5,579
Borrowings net, derivative instruments adjustment	3,279	4,084
Euro | Cross-currency swaps
Disclosure Of Detailed Information About Borrowings [Line Items]
Effect of derivative financial instruments	(559)	(2,085)
Euro | – forward foreign currency contracts
Disclosure Of Detailed Information About Borrowings [Line Items]
Effect of derivative financial instruments	537	590
Other currencies
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings	256	287
Borrowings net, derivative instruments adjustment	670	741
Other currencies | Cross-currency swaps
Disclosure Of Detailed Information About Borrowings [Line Items]
Effect of derivative financial instruments	0	0
Other currencies | – forward foreign currency contracts
Disclosure Of Detailed Information About Borrowings [Line Items]
Effect of derivative financial instruments	£ 414	£ 454